Basis of Presentation and Summary of Significant Accounting Policies (Details Narrative) ¥ / shares in Units, ¥ in Thousands	6 Months Ended
Aug. 31, 2026 JPY (¥) ¥ / shares
Accounting Policies [Abstract]
Convenience translations | ¥	¥ 159,740
Foreign exchange rate | ¥ / shares	¥ 1.00